Deferred income tax assets and liabilities - Net movement on the deferred tax account (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets and liabilities [abstract]
Opening balance at 1 April	€ (22,215)	€ (38,512)	€ (54,442)
Acquisition of subsidiary	(1,305)	0	0
Income statement credit	34,167	16,198	15,997
Tax (charge) / credit relating to components of other comprehensive income	108	307	(74)
Exchange differences	255	(208)	7
Closing balance at 31 March	€ 11,010	€ (22,215)	€ (38,512)